OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS, NET
Summary of other current assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Capitalized listing expense	9,764	—	—
Tax recoverable	1,574	1,649	253
Others	1,455	1,753	268
	12,793	3,402	521
Allowance for doubtful accounts	(3)	(99)	(15)
Total	12,790	3,303	506

Summary of movement in the allowances for doubtful debts

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	36	3	—
Additional provision	117	96	15
Write-offs	(150)	—	—
Balance at end of year	3	99	15